Net exchange rate gains/(losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net realised gains/(losses) on derivative instruments	€ (1,428)	€ 317	€ (737)
Net realised gains/(losses) on trade receivables and payables	4,612	(2,793)	1,600
Total net realised gains/(losses) (a)	3,184	(2,476)	863
Net unrealised gains/(losses) on derivative instruments	(454)	486	(638)
Net unrealised gains/(losses) on trade receivables and payables	(144)	(1,507)	(531)
Net unrealised gains/(losses) on non-monetary assets	(720)	(404)	(2,034)
Total net unrealised gains/(losses) (b)	(1,318)	(1,425)	(3,203)
Total realised and unrealised exchange rate gains/(losses) (a+b)	€ 1,866	€ (3,901)	€ (2,340)